Other Noncurrent Assets - Schedule of Other Noncurrent Assets (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Other Noncurrent Assets [Abstract]
Deposits	$ 2,781,742	$ 1,830,420
Long-term prepaid expense	1,620	6,640
Capitalized SaaS implementation cost	2,126,122
Other	7,363	21,353
Other noncurrent assets	$ 4,916,847	$ 1,858,413